F. Stockholders’ Equity - Preferred Stock Warrants (Deficit) (Details 1) (Warrants for Preferred Stock, USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Warrants for Preferred Stock
Preferred Stock Outstanding	896,037	896,037
Exercise Price	$ 0.01	$ 0.01
Expiration Date	Feb. 01, 2016	Feb. 01, 2016